Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

19.	Related party transactions:

The Company has incurred expenses for services provided by a law firm in which a director of one of the Company’s wholly owned subsidiaries is a partner. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2013, the Company has incurred legal fees of $174 (year ended December 31, 2012 - $14) for services provided by the law firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2013 is an amount of $66  (2012 - $16) owing to the legal firm.

The Company has also incurred expenses for services provided by an accounting firm in which a director of one of the Company’s wholly owned subsidiaries is a director. The amounts charged are recorded at their exchange amounts and are subject to normal trade terms. For the year ended December 31, 2013, the Company has incurred accounting fees of $91 (year ended December 31, 2012 - $23) for services provided by the accounting firm relating to general corporate matters. Included in accounts payable and accrued liabilities at December 31, 2013 is an amount of $25 (2012 - $12) owing to the accounting firm.

Prior to October 15, 2012, a partner of a law firm served as the Company’s corporate secretary. Services provided by the law firm primarily related to general corporate matters. Amounts charged for these services were recorded at their exchange amounts and were subject to normal trade terms. Total expenses for services provided while the partner served as the Company's corporate secretary  for the year ended December 31, 2012 were $794. Included in accounts payable and accrued liabilities at December 31, 2012 was $41 owing to the legal firm.